Leases - Schedule of Future Minimum Lease Payments for Capital and Noncancelable Operating Leases (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Leases [Abstract]
Capital Leases and Financing Obligations, 2015	¥ 3,071
Capital Leases and Financing Obligations, 2016	2,890
Capital Leases and Financing Obligations, 2017	2,671
Capital Leases and Financing Obligations, 2018	2,464
Capital Leases and Financing Obligations, 2019	2,336
Capital Leases and Financing Obligations, 2020 and thereafter	14,787
Capital Leases and Financing Obligations, Total minimum lease payments	28,219
Less: amount representing interest	(5,654)
Present value of net minimum lease payments	22,565
Less: current portion	(2,078)	(2,166)
Non-current portion	20,487	22,588
Present value of net minimum lease payments	22,565
Operating Leases, 2015	10,006
Operating Leases, 2016	9,841
Operating Leases, 2017	9,456
Operating Leases, 2018	8,459
Operating Leases, 2019	5,593
Operating Leases, 2020 and thereafter	34,869
Operating Leases, Total minimum lease payments	¥ 78,224